Commitments and Contingencies - Non-Cancelable Lease Agreements (Detail)	Dec. 31, 2017 USD ($)
Operating Leases
2018	$ 881,815
2019	906,879
2020	931,457
2021	959,401
2022	0
Thereafter	0
Total	3,679,552
Sublease Income
2018	(216,504)
2019	(183,124)
2020	0
2021	0
2022	0
Thereafter	0
Total	(399,628)
Net Operating Leases
2018	665,311
2019	723,755
2020	931,457
2021	959,401
2022	0
Thereafter	0
Total	$ 3,279,924